Description of Business, Basis of Presentation and Significant Accounting Policies - Additional information (Details)					1 Months Ended	3 Months Ended				12 Months Ended
	Sep. 13, 2023	Sep. 12, 2023 $ / shares	Aug. 04, 2023 USD ($)	[4]	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Segment $ / shares shares		Mar. 31, 2023 USD ($)		Dec. 31, 2023 USD ($) Segment $ / shares shares		Dec. 31, 2022 USD ($) $ / shares		Mar. 07, 2024 $ / shares	Nov. 21, 2023 USD ($) $ / shares shares
Accounting Policy [Line Items]
Number of operating and reportable segments | Segment						2				2
Cash and cash equivalents						$ 6,621,000				$ 3,949,000		$ 33,644,000
Common stock, par value | $ / shares														$ 0.0001
Reverse Stock Split description	1-for-15									1-for-5 to 1-for-15
Accumulated deficit						$ (1,960,068,000)				$ (1,998,197,000)		(1,819,821,000)
Marketable securities or money market investments										0
Trade accounts receivable, written off										$ 0		0
Goodwill Impaired										If the fair value of the reporting unit is greater than its net book value, there is no impairment. Otherwise, a goodwill impairment charge will be recorded for the amount by which the carrying value of the reporting unit exceeds its fair value up to the amount of the goodwill.
Class of Warrant or Right, Outstanding | shares						14,823,917	[1]			9,196,627	[2],[3]
Fair value adjustment of warrants			$ (6,005,000)			$ (15,007,000)	[5],[6],[7]	$ 0	[5],[6],[7]	$ 6,529,000	[8],[9]	0	[8],[9]
Periods of contract										Although the Company’s contracts are anticipated to last anywhere from six months to 3.8 years, depending on the number of Launch Services or units of Space Products ordered, the delivery of services leading up to the launch within the contracts is long-term in nature for Launch Services, generally between 30 to 60 days, and more short-term for Space Products.
Expenses related to contract costs										$ 0		0
Assets related to costs to obtain contracts										0		0
Research and development						12,641,000		31,082,000		95,408,000	[10]	140,666,000	[10]
Gain from reversal of stock based compensation					$ 6,800,000
Proceeds from sale of convertible notes and company warrants										13,900,000
Impairment of long lived assets										0
Aggregate fair value of the company warrants										18,500,000
Allowance for doubtful accounts										0		0
Cash						3,500,000
Restricted Cash						500,000
Warrants to purchase common stock						$ 5,781,000	[11],[12]			$ 18,554,000	[11],[12],[13],[14]	$ 0	[13],[14]
Convertible notes [Member]
Accounting Policy [Line Items]
Senior note maturity date						Nov. 15, 2025				Nov. 15, 2025
Warrants [Member]
Accounting Policy [Line Items]
Class of Warrant or Right, Outstanding | shares										7,696,627
Common Class A [Member]
Accounting Policy [Line Items]
Common stock, par value | $ / shares		$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Reverse Stock Split description		1-for-15
Fair value adjustment of warrants						$ 12,523,000		0
Debt instrument, convertible, conversion price | $ / shares						$ 0.808				$ 0.808
Warrants to purchase common stock						$ 1,500,000
Common Class A [Member] | Warrants [Member]
Accounting Policy [Line Items]
Common stock, par value | $ / shares															$ 0.125
Warrants to Purchase Common Stock | shares										1,500,000					1,299,505
Warrants to purchase common stock															$ 162,438
Common Class A [Member] | Senior Secured Convertible Notes [Member]
Accounting Policy [Line Items]
Warrants to Purchase Common Stock | shares										5,627,290
Common Class B [Member]
Accounting Policy [Line Items]
Common stock, par value | $ / shares		$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001
Reverse Stock Split description		1-for-15								1-for-15
Fair value adjustment of warrants						$ 2,444,000		$ 0
Maximum [Member]
Accounting Policy [Line Items]
Number of operating and reportable segments | Segment										2
Cash, FDIC insured amount						$ 250,000				$ 250,000
Launch Services [Member]
Accounting Policy [Line Items]
Number of operating and reportable segments | Segment						2				2
Refund amount during termination of contract										$ 300,000
Space Products [Member]
Accounting Policy [Line Items]
Number of operating and reportable segments | Segment						2				2

[1]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[3]	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows: Investor Convertible Notes Company Warrants Original Warrants JMCM Holdings LLC $ 9,691,730 $ 1,023,044 $ 6,005,975 SherpaVentures Fund II, LP 5,127,490 276,596 — Founders: Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 2,000,000 108,292 — Adam London 1,000,000 54,146 — Total Convertible Notes and Warrants $ 17,819,220 $ 1,462,078 $ 6,005,975
[4]	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.
[5]	Refer to the Condensed Consolidated Statements of Operations for descriptions of related party transactions.
[6]	The Company recognized a gain of $3.6 million during the three months ended March 31, 2024 related to changes in fair value of Company Warrants held by an affiliate of a director.
[7]	The Company recognized gains on change in fair value of Company Warrants held by the CEO and CTO of $1.4 million and $0.7 million, respectively, during the three months ended March 31, 2024.
[8]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[9]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.
[10]	The Company recognized compensation expense of $3.7 million and $1.9 million in General and administrative and Research and development, respectively, representing the excess of the fair value of the Convertible Notes and Company Warrants issued to our CEO and CTO, respectively, over the cash consideration paid for the Convertible Notes and Company Warrants.
[11]	An affiliate of a director held Company Warrants with a fair value of $0.9 million and $4.5 million as of March 31, 2024 and December 31, 2023, respectively.
[12]	Warrants to purchase common stock includes Company Warrants (the “Company Warrants”) issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of March 31, 2024, the fair values of the CEO’s and CTO’s Company Warrants were $0.3 million and $0.2 million, respectively. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.7 million and $0.9 million, respectively.
[13]	Warrants to purchase common stock includes Company Warrants issued to a related party in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair value of the Company Warrants was $2.2 million.
[14]	Warrants to purchase common stock includes Company Warrants issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.8 million and $0.9 million, respectively.